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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5340

Date of fiscal year end: April 30

Date of reporting period: June 30, 2005

Item 1. Proxy Voting Record

Vote Summary Report
Jul 01, 2004 - Oct 31, 2004

National Asset Core Equity Fund - L-NAMCOREE

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

07/01/04 - A	Bed Bath & Beyond Inc. *BBBY*		075896100		05/05/04		3,370
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	For			Mgmt
	4	Glass Ceiling	Against	Against			ShrHoldr
	5	Adopt Retention Ratio for Executives	Against	For			ShrHoldr

07/16/04 - A	Dell Inc. *DELL*		24702R101		05/21/04		5,990
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Expense Stock Options	Against	For			ShrHoldr

08/26/04 - A	Medtronic, Inc. *MDT*		585055106		07/02/04		2,800
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Charitable Contributions	Against	Against			ShrHoldr

09/15/04 - A	Symantec Corp. *SYMC*		871503108		07/20/04		2,560
	1	Elect Directors	For	For			Mgmt
	2	Increase Authorized Common Stock	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	For			Mgmt
	4	Amend Outside Director Stock in Lieu of Cash Plan	For	For			Mgmt
	5	Ratify Auditors	For	For			Mgmt

09/17/04 - S	Maxim Integrated Products, Inc. *MXIM*		57772K101		07/21/04		1,640
	1	Amend Omnibus Stock Plan	For	Against			Mgmt

10/12/04 - A	The Procter & Gamble Company *PG*		742718109		07/30/04		1,920
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Increase Authorized Common Stock	For	For			Mgmt
	4	Declassify the Board of Directors	Against	For			Mgmt
	5	Implement/ Report on Animal Welfare Standards	Against	Against			ShrHoldr

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Principal Executive Officer

Date   8/29/05
* Print the name and title of each signing officer under his or her signature.